Common Stock and Capital Surplus (Tables)	12 Months Ended
Mar. 31, 2023
Equity [Abstract]
Number of Shares Issued and Outstanding	The changes in the number of issued shares of common stock during the fiscal years ended March 31, 2021, 2022 and 2023 were as follows:

	2021	2022	2023
	(shares)
Balance at beginning of fiscal year	13,581,995,120	13,581,995,120	13,281,995,120
Retirement of shares of common stock	—	(300,000,000)	(594,284,200)
Balance at end of fiscal year	13,581,995,120	13,281,995,120	12,687,710,920